Organization and Summary of Significant Accounting Policies - Sponsor Earn-Out Liability (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 08, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Product Information [Line Items]
Earn out shares subject to vesting and potential forfeiture (in shares)	4,970,000	4,970,000	4,970,000
Earnout shares period of vesting	5 years
Share price (in dollars per share)		$ 3.91	$ 1.34
Sponsor earn-out liability, non-current	$ 26,400	$ 7,624	$ 1,260	$ 0
Gain on fair value change in sponsor earnout liability		$ 18,800
Earnout Triggering Event One
Product Information [Line Items]
Percentage of the earnout shares releasable	50.00%
Share price (in dollars per share)	$ 12.50
Number of trading days	5 days
Number of consecutive trading days	10 days
Earnout Triggering Event Two
Product Information [Line Items]
Percentage of the earnout shares releasable	25.00%
Share price (in dollars per share)	$ 15.00
Number of trading days	5 days
Number of consecutive trading days	10 days
Earnout Triggering Event Three
Product Information [Line Items]
Percentage of the earnout shares releasable	25.00%
Share price (in dollars per share)	$ 20.00
Number of trading days	5 days
Number of consecutive trading days	10 days